ACQUISITION OF NETCLASS JAPAN (Tables)	6 Months Ended
Mar. 31, 2026
ACQUISITION OF NETCLASS JAPAN
Schedule of fair value of the identical assets and liabilities as of acquisition date and the gain on acquisition

	Unaudited
Fair value of identical assets and liabilities as of acquisition date	$
Cash		34,486
Receivables		91,722
Customer list		328,890
Payables		(103,913)
Deferred tax liability		(46,626)
Net assets at acquisition		304,559
Add:
Foreign currency exchange loss		230
Less:		—
Non-controlling interest		(147,907)
Total consideration paid for acquisition		(17,158)

Gain on acquisition		$(139,724)